Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Assets

Other assets as at December 31 were comprised of:

	2017	2016

Long-term income taxes receivable (Note 8)	$64	$67
Ammonia catalysts – net of accumulated amortization of $61 (2016 – $53)	42	39
Accrued pension benefit asset (Note 26)	24	23
Investment tax credits receivable	24	23
Margin deposits on derivative instruments	17	34
Upfront lease costs – net of accumulated amortization of $12 (2016 – $11)	15	16
Other – net of accumulated amortization of $23 (2016 – $21)	60	48

	$246	$250